ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Subsidiaries of Company

As of December 31, 2013, the Company operated primarily through the following subsidiaries:

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China(“PRC”) subsidiaries
WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai SynTheAll Pharmaceutical Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing
WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXiAppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec Holding Company, Inc. (“AppTec Holding”)	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries
WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries
WX (BVI), Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries
Kaipara Enterprises Ltd.	Cyprus July 14, 2008	100%	Shell company
Klivia Investments Sp. Z o.o.	Poland July 31, 2008	100%	Intermediate holding company
WuXi AppTec Biopharmaceuticals Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Biologics manufacturing
WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai AppTec (HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company
Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries
WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company
WuXi AppTec Sales, LLC (“Sales LLC”)	United States January 19, 2011	100%	Sales company
STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company
Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical process development and manufacturing
WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company
WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate venture investment (U.S. dollar fund)
Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management
WuXi AppTec Biomedical Investment Management L.P.	PRC July 18, 2011	100%	Investment management
WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management
WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate venture investment (RMB fund)
Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales
Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales
Abgent Biotechnology (Suzhou) Co., Ltd. (“Abgent Suzhou”)	PRC October 14, 2011	100%	Biologics reagent development and production
MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research
WuXi AppTec (Changzhou) Co., Ltd.	PRC December 15, 2011	100%	Pharmaceutical manufacturing
WuXi AppTec (Nanjing) Testing Technology Co., Ltd.	PRC December 16, 2011	100%	Testing services (no activity in 2013)
WuXi AppTec (Hong Kong) Ltd.	Hong Kong March 26, 2012	100%	Sales company
WuXi AppTec (Suzhou) Testing Technology Co., Ltd.	PRC May 30, 2012	100%	Testing services (no activity in 2013)
STA Pharmaceutical (Haimen) Co., Ltd.	PRC July 2, 2012	100%	Pharmaceutical manufacturing (no activity in 2013)
Changzhou SynTheAll Pharmaceutical Co., Ltd	PRC September 29, 2013	100%	Pharmaceutical manufacturing (no activity in 2013)

The Company, together with its subsidiaries, is principally engaged in providing laboratory and manufacturing services to support research and development for pharmaceutical, biotechnology and medical device companies.